COMMON STOCK AND COMMON STOCK PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Shares Authorized	700,000,000		700,000,000	700,000,000
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued	644,889,500		75,000,000	23,889,500
Common stock, shares Outstanding	644,889,500		75,000,000	23,889,500
Common stock payable	$ 273,989		$ 843,878	$ (0)
Share price		$ 0.00431
Stock Repurchased During Period, Shares	6,000,000		6,000,000
Stock Repurchased During Period, Value	$ 77,125		$ 77,125
Share price	$ 0.012854		$ 0.012854
Exchange Agreement [Member]
Share price			$ 0.001
Number of stock issuable, shares			569,889,500
Number of stock issuable, value			$ 569,889
Seven Investors [Member]
Number of stock sold, value		$ 194,544
Number of stock sold, shares		21,000,000
Share price		$ 0.017618
Common Stock [Member]
Common Stock, Shares Authorized	20,000,000		20,000,000	20,000,000